Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and balances at central banks	£ 189,686	£ 202,142	£ 169,085
Cash collateral and settlement balances	103,708	107,862
Debt securities at amortised cost	39,046	27,303
Loans and advances at amortised cost to banks	9,024	8,961
Loans and advances at amortised cost to customers	137,177	146,243
Reverse repurchase agreements and other similar secured lending at amortised cost	1,103	725
Trading portfolio assets	174,566	133,771
Financial assets at fair value through the income statement	204,236	211,128
Derivative financial instruments	256,111	302,976
Financial assets at fair value through other comprehensive income	51,423	45,084
Investments in associates and joint ventures	22	26
Goodwill and intangible assets	1,084	1,665
Property, plant and equipment	1,262	1,379
Current tax assets	546	737
Deferred tax assets	3,888	4,583
Retirement benefit assets	3,667	4,743
Assets included in disposal group classified as held for sale	3,916	0
Other assets	4,701	4,209
Total assets	1,185,166	1,203,537	1,061,800
Liabilities
Deposits at amortised cost from banks	14,598	20,124
Deposits at amortised cost from customers	287,200	271,455
Cash collateral and settlement balances	92,988	96,811
Repurchase agreements and other similar secured borrowing at amortised cost	28,554	11,965
Debt securities in issue	45,653	60,012
Subordinated liabilities	35,903	38,253	32,185
Trading portfolio liabilities	57,761	72,460
Financial liabilities designated at fair value	298,573	272,055
Derivative financial instruments	249,880	289,206
Current tax liabilities	411	422
Deferred tax liabilities	3	0
Retirement benefit liabilities	173	184
Provisions	817	858
Liabilities included in disposal group classified as held for sale	3,164	0
Other liabilities	8,984	10,779
Total liabilities	1,124,662	1,144,584	1,005,500
Equity
Called up share capital and share premium	2,348	2,348
Other equity instruments	10,765	10,691
Other reserves	(363)	(1,464)
Retained earnings	47,754	47,378
Total equity	60,504	58,953	£ 56,317	£ 53,710
Total liabilities and equity	£ 1,185,166	£ 1,203,537